Note 1 - Organization and Nature of Operations	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1 Organization and Nature of Operations

Linktone Ltd. (“Linktone,” or the “Company”), a Cayman Islands corporation, through its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively referred to as the “Group”) conducts a variety of businesses, including (i) telecom value-added services  (“VAS”) in People’s Republic of China (“PRC”) and Indonesia; (ii) online PC and mobile game services to consumers and enterprises in the PRC; and (iii) media content and audio distribution and related services in Singapore, Malaysia and Hong Kong, (iv) operates an online news and entertainment portal in Indonesia and (v) trading in securities with quoted prices. As of December 31, 2012, Linktone is 60.0% owned by PT. Global Mediacom Tbk, an Indonesian corporation (“GMC”).

The accompanying consolidated financial statements include the results of operations of the Company, the following subsidiaries and the following VIEs, for which the Company is the primary beneficiary:

Name of Subsidiary	Name in Short Form	Note	Principal Business	Group Equity Interest	Country of Incorporation
Brilliant Concept Investments Ltd	Brilliant		Intermediary holding company	100% by Linktone	British Virgin
Islands
Noveltech Enterprises Limited	Noveltech		Intermediary holding company	100% by Linktone	Hong Kong
Linktone Media Limited	Linktone Media		Intermediary holding company	100% by Linktone	Hong Kong
Ojava Overseas Ltd	Ojava Overseas		Intermediary holding company;	100% by Linktone	British Virgin
			Dormant		Islands
Linktone International Limited	Linktone		Intermediary holding company	100% by Linktone	United Arab
	International				Emirates
Wang You Digital Technology Co., Ltd.	Wang You	(1)	Provides PC games	100% by Brilliant	PRC
Concept Investments
Ltd
Shanghai Linktone Consulting Co., Ltd.	Linktone Consulting	(1)	Provides internet and VAS	100% by Noveltech	PRC
			consulting services	Enterprise Limited
Shanghai Huitong Information Co., Ltd.	Huitong	(1)	Software development	100% by Noveltech Enterprise Limited	PRC
Shanghai Linktone Internet Technology Co.,	Linktone Internet		Software development	100% by Noveltech	PRC
Ltd.				Enterprise Limited
Shanghai Xintong Information Technology	Xintong		Software development; Dormant	100% by Noveltech	PRC
Co., Ltd.				Enterprise Limited
Shanghai Linktone Software Co., Ltd.	Linktone Software		Software development	100% by Linktone	PRC
Beijing Ruida Internet Technology Co., Ltd.	Ruida		Software development; Dormant	100% by Ojava	PRC
Overseas Ltd
InnoForm Media Pte Ltd	InnoForm Media		Publisher, licensee, importer,	75% by Linktone	Singapore
			exporter and distribution of	International Limited;
			entertainment programs	Acquired in
March 2010
InnoForm Media (HK) Limited	InnoForm HK		Publisher, licensee, importer,	100% by InnoForm	Hong Kong
			exporter and distribution of	Media Pte Ltd
compact discs and DVDs of all
kinds
InnoForm Media (Taiwan) Co. Limited	InnoForm Taiwan		Importer, exporter and	100% by InnoForm	Taiwan
			distribution of compact discs,	Media Pte Ltd
tapes and records
InnoForm Media (M) Sdn Bhd	InnoForm Malaysia		Production and distribution of	100% by InnoForm	Malaysia
			tapes, DVD and compact discs	Media Pte Ltd
InnoForm Entertainment Pte Ltd	InnoForm		Exclusive collective licensing	100% by InnoForm	Singapore
	Entertainment		agent for music label companies	Media Pte Ltd
for karaoke music and songs
InnoForm Digital Media Pte Ltd	InnoForm Digitial		Supplying and leasing of	100% by InnoForm	Singapore
			karaoke-on-demand hardware	Media Pte Ltd
and software

(1)         Wholly foreign owned entity (“WFOE”) of the Company.

Name of Subsidiary	Name in Short Form	Note	Principal Business	Group Equity Interest	Country of Incorporation
Alliance Entertainment Singapore Pte Ltd	Alliance		Motion picture, video distribution and services related to motion picture, video production and distribution	100% by InnoForm Media Pte Ltd	Singapore
GLD Investments Pte Ltd	GLD		Provides information technology and publishing services	98.7% by InnoForm Media Pte Ltd Singapore	Singapore
PT Linktone Indonesia	PT Linktone		Provides telecom VAS and operates online news and entertainment portal	51% by Linktone International Acquired in June 2010	Indonesia
Innoform International Limited	Innoform Intl		Distribution of media content	100% owned by Innoform Media	Cayman Islands

Name of Variable Interest Entity (“VIE”)	Name in Short Form	Note	Principal Business	Group Equity Interest	Loan to Nominee Shareholders $’000	Country of Incorporation
Shanghai Weilan Computer Co., Ltd.	Weilan	(i)	Provides telecom VAS	Baoxin Yao	338.1 and 285.8,
					respectively	PRC
and Wenlei Wang
Shanghai Unilink Computer Co., Ltd.	Unilink	(i)	Provides telecom VAS	Lin Lin and Wenju Hu	604.1 each	PRC
Shenzhen Yuan Hang Technology Co., Ltd.	Yuan Hang	(i)	Provides PC games	Yuming Cai and Feng	290.4 each	PRC
Gao
Beijing Cosmos Digital Technology Co., Ltd.	Cosmos	(i)	Provides telecom VAS	Hongjie Qi and Miao	2,073.8 each	PRC
Yan
Hainan Zhong Tong Computer Network Co., Ltd.	Zhong Tong	(i)	Provides telecom VAS	Yi Juang and Teng	826.9 each	PRC
Zhao
Beijing Lian Fei Wireless Communications Technology	Lian Fei	(i)	Provides telecom VAS	Hongyan Lu and Yuxia	939.5 and	PRC
Co., Ltd.				Wang	1,083.3,
respectively
Shanghai Qimingxing E-commerce Co., Ltd.	Qimingxing	(i)	Provides telecom VAS	Xing Xu and Peien Zhu	933.9 each	PRC
Beijing Ojava Wireless Information Technology Co., Ltd.	Beijing	(i)	Provides telecom VAS	Yugang Wang and	501.7 each	PRC
	Ojava			Peiyu Su
Shanghai Ling Yu Cultural and Communication Ltd.	Ling Yu		Provides advertising	50% by Shanghai	Nil each	PRC
			services; Dormant	Unilink Computer Co.,
Ltd. and 50% by
Shanghai Qimingxing
E-commerce Co., Ltd.
Zhong Qing Wei Lian Cultural Communication Co., Ltd.	Wei Lian		Provides telecom VAS;	60% by Shanghai	Nil each	PRC
			Dormant	Weilan Computer Co.,
Ltd. and 40% by
Beijing Lian Fei
Wireless
Communications
Technology Co., Ltd.
Beijing Lian Yu Interactive Technology Development Co.,	Lian Yu	(i)	Provides telecom VAS;	Zhi Wang and Xiaoke	90.3 and 133.0,	PRC
Ltd.			Dormant	Zha	respectively
Shanghai Lang Yi Advertising Co., Ltd.	Lang Yi	(i)	Provides advertising	Fei Tong and Jing	Nil each	PRC
			services; Dormant	Chen
Beijing Xian Feng Li Liang Media Co., Ltd.	Xian Feng	(i)	Distributes electronic	Ai Hua Zhang and Juan	346.2 and 332.7,	PRC
			publications	Yang	respectively
Letang Game Limited	Letang		Develops mobile games	50.01% by Shanghai		PRC
Weilan Computer Co., Ltd.; Acquired in
January 2010
Nanjing Xuanyou Cartoon Co., Ltd	Xuanyou		Develops mobile games	100% by Letang	Nil	PRC

PT Cakrawala Alam Semesta	Cakrawala	(i)	Investment holding	100% by Indonesian	Nil each	Indonesia
			company	individuals
affiliated with
Linktone
PT Innoform	PT Innoform	(i)	Distribution of	100% by Indonesian	65 each	Indonesia
			motion pictures	individuals
			and related services	affiliated with
Linktone

(i)       Controlled through contractual agreements and is 50% owned by each of two of the Group’s and its related companies’ employees / former employees.

In April 2008, PT Media Nusantara Citra Tbk (“MNC”),  through its wholly  owned subsidiary incorporated in the Cayman Islands, MNC International  Limited (“MIL”),  acquired  approximately  6 million  American  Depositary  Shares (“ADSs”)  in  a  tender offer  process  and  subscribed  for approximately 180 million newly issued ordinary shares of Linktone for total consideration of $68.4 million. After giving effect to the subscription, the acquisition of ADSs and ordinary shares in the tender offer, MNC held approximately 57.1% of Linktone’s total outstanding ordinary shares and became the majority shareholder of Linktone.

In May 2010, MNC, through MIL, acquired an additional 0.5 million ADSs from a third party through a privately negotiated transaction. After this acquisition, MNC held approximately 58.2% of Linktone’s total outstanding ordinary shares.

Between August 2011 and February 2012, the Company repurchased 12,191,210 shares in the open market purchases. As a result, MNC’s shareholding as at December 31, 2011 increased to 59.7% and to 59.9% as at February 29, 2012.

In July 2012, MNC sold its entire shareholding of 59.9% in the Company to GMC for total consideration of $74 million.

Between November 2012 and March 2013, the Company repurchased 4,776,040 shares in the open market.  As a result, GMC’s shareholding increased from 60.0% as of December 31, 2012 to 60.6% as of March 31, 2013.

To comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provide value-added telecommunications services, which include telecom value-added services and internet content services, the Company conducts substantially all of its PRC operations via its VIEs located in the PRC.

In addition, to comply with Indonesian laws and regulations that prohibit foreign investment in time deposits with Indonesian banks and foreign ownership in companies that conduct media activities in Indonesia, the Company holds its short-term investments via Cakrawala and distributes media content via PT Innoform, its VIEs located in Indonesia.

These VIEs are wholly owned by individuals authorized by the Company, all of whom are either employees or former employees of the Group and its related companies. The capital is funded by the Company through interest-free loans extended to the authorized individuals. The loans for capital injection are eliminated with the capital of the VIEs on consolidation.

Upon the formation of these VIEs, the Company, through its WFOEs entered into various agreements with its VIEs, through which the Company holds all the variable interests of the VIEs. The principal terms of these agreements with the VIEs are described below.

China

Upon the formation of these VIEs, the Company, or through its WFOEs entered into various agreements with its VIEs and shareholders of the VIEs, through which the Company holds all the variable interests of the VIEs. WFOEs were considered the primary beneficiaries of the VIEs. Subsequently, certain agreements were amended during 2012, whereby the Company agreed to provide unlimited financial support to its VIEs for its operations and agreed to forego the right to seek repayment in the event the VIEs are unable to repay such funding, and the shareholders also reassigned the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in the VIEs to the Company, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the shareholders by the company law and the Company’s Article of Association. Accordingly, as a result of the power to direct the activities of the VIEs pursuant to the power of attorney agreement and the obligation to absorb the expected losses of VIEs through the unlimited financial support, the Company is considered the primary beneficiary of the VIEs in China and WFOEs ceased to be the primary beneficiaries.

Powers of Attorney
Each of the shareholders of the VIEs have irrevocably appointed the Company's Chief Executive Officer as attorney-in-fact, to vote on their behalf on all matters on which they are entitled to vote with respect to the VIEs as the case may be, including matters relating to the transfer of any or all of their respective equity interests in the VIEs and the appointment of the directors and general manager of the VIEs. The term of each of the powers of attorney is 10 years after which the agreement can be renewed at the Company’s sole discretion.

Operating Agreements

The Company agrees to guarantee the VIE’s performance under any agreements or arrangements with any third party.  In addition, the VIEs and their shareholders have each agreed that they will not enter into any transaction, or fail to take any action, that would substantially affect their assets, rights and obligations, or business without the Company’s prior written consent. They will also appoint individuals designated by the Company as the directors, officers and other senior management personnel of the VIEs. The VIEs may not terminate the operating agreements during the term of the agreements, which is 10 years, after which the agreement can be renewed at the Company’s sole discretion.

Exclusive Consulting Services Agreements

The Company provides most of the VIEs with exclusive consulting services related to legal, finance, human resources and office administration. The term of each services agreement is 10 years and renewable by us at our sole discretion for a term of our choosing.  The service fees payable to the Company are subject to the Company’s adjustment, at its sole discretion, from time to time based on the actual operating results of the VIEs.

Trademark, Domain Name and Software License Agreements

In 2007, the Company granted Weilan and Unilink a license to use the domain name (www.linktone.com) and the Company’s registered trademarks. Linktone Consulting has also granted Weilan and Unilink  licenses to use certain of its  domain names. In addition, Huitong and Linktone Internet have granted Weilan, Unilink, Lian Fei, Zhong Tong, Qimingxing and Xian Feng multiple licenses to use various software programs relating to the Company’s various platforms, databases and games. The VIEs cannot assign or transfer  their  rights under  the licenses to  any  third  party,  and  cannot use  the  licensed  trademarks  in  television,  newspapers, magazines, the internet or other public media without the Company’s prior written consent.

Domain Name Transfer Arrangements

The Company transferred to Weilan its ownership rights in the domain name (www.linktone.com) in December 2006.

Contracts Relating to the Exclusive Purchase Right of Equity Interest

The Company or the Company’s designee has an exclusive option to purchase from each shareholder of the VIEs all or part of his or her equity interest in the VIEs at the cost of the initial contributions to the registered capital, to the extent permitted by Chinese law. The consideration for the purchased equity interest will be used to repay the loan obligation under the Loan Agreements, and therefore no payment is required to be made by the Company to the shareholders as a result of exercising the option. Any and all dividends and other capital distributions from VIEs to their shareholders should be paid, in full amount, to the Company or the Company’s designee. The term of these agreements is 10 years and renewable by the Company at its sole discretion.

Loan Agreements

The Company has granted interest-free loans to the shareholders of the VIEs for the purpose of providing funds necessary for the capital injection and acquisition of the VIEs. The term of these loans in each case is 10 years. The shareholders of the VIEs can only repay the loans by transferring to the Company or the Company’s designees all of their equity interest in the respective VIE. The interest-free loans to the shareholders of the VIEs as of December 31, 2011 and 2012 were $18.1 million in aggregate.

Equity Interests Pledge Agreements

The VIEs have granted the Company a security interest over all of their assets.  The  shareholders  of  the  Company’s  VIEs  have  pledged  their  respective  equity  interests  in  these  entities  to  guarantee  the performance and the payment of the service fees by these entities under the Exclusive Consulting Services Agreements described above. If the VIEs or shareholders of the VIEs breach any of their obligations under the Equity Interests Pledge Agreements, the Company will be entitled to certain rights, including the right to sell the pledged equity interests. The Equity Interests Pledge Agreements will remain effective as long as the Exclusive Consulting Services Agreements are effective.

Indonesia

PT Cakrawala Alam Semesta, or Cakrawala, and PT Innoform are Indonesian companies which the Group control through contractual arrangements and treated as VIE for accounting purposes. Each company has two shareholders who are employees of GMC Group.

Cakrawala Loan Agreement. In June 2010, Cakrawala and the Company executed a placement loan agreement pursuant to which the Company loaned the aggregate principal amount of $35.0 million. Amounts outstanding under this loan facility are due and payable in full on demand at any time by the Company, and the Company has the sole right to call for payment or terminate the agreement. Cakrawala agrees that the rate of interest payable to our company is an amount equivalent to the interest paid by the banks in which proceeds from the loan described above are deposited. Cakrawala also may not assign or transfer all or any of its rights or obligations under the placement loan agreement. In 2010 Cakrawala partially repaid the loans. As at December 31, 2012, the outstanding loan balance was US$13.9 million.

PT Innoform Loan Agreements. In March 2012, each of the two shareholders of PT Innoform entered into a cooperation and loan facility agreement with Linktone International, a wholly-owned subsidiary of the Group, pursuant to which Linktone International loaned the aggregate principal amount of IDR1,250.0 million ($0.1 million) to these shareholders.  Amounts outstanding under these loan facilities are due and payable in full on demand through transfers of shares at any time by Linktone International, and Linktone International has the sole right to call for payment or to terminate the facility agreements.  No interest is payable on the loan facilities.  As at December 31, 2012, the outstanding loan balance was $0.1 million.  Linktone International will provide financial support as and when required.

In addition, in April 2012, PT Innoform entered into a working capital loan agreement with Noveltech, the Group’s wholly-owned subsidiary, pursuant to which Noveltech loaned the aggregated principal amount of IDR250.0 million ($0.03 million) to PT Innoform for use as working capital. Amounts outstanding under this loan facility are due and payable in full on demand at any time by Noveltech, and Noveltech has the sole right to call for payment or to terminate the facility agreement.  Noveltech agrees that the rate of interest payable by PT Innoform is an amount equivalent to the interest paid by the banks in which proceeds from the loan described above are deposited.  As at December 31, 2012, the outstanding loan balance was $0.03 million.

In addition to irrevocable powers of attorney under which the shareholders of Cakrawala and PT Innoform granted a power of attorney to Noveltech to exercise all of their shareholder rights with respect to Cakrawala and PT Innoform, including convening and voting at shareholder meetings, our contractual arrangements with respect to Cakrawala and PT Innoform include the following:

•
Share pledge agreements, under which the shareholders of Cakrawala and PT Innoform pledge their shares in each company as security for the loans from the Company to Cakrawala and from Linktone International to the shareholders of PT Innoform, respectively;

•
Irrevocable powers of attorney to sell, under which the shareholders of Cakrawala and PT Innoform grant a power of attorney to our company and to Linktone International, respectively, to cause the sale of their shares in Cakrawala and PT Innoform to any third party designated by the Company or by Linktone International at any time, at such price and upon such terms and conditions as the Company or Linktone International shall approve;

•
Pledge of operating account, under which Cakrawala pledges to the Company all of its rights, title and interest in and to the deposit balances in all current and future bank accounts of Cakrawala to secure the repayment of the loan to Cakrawala;

•
Irrevocable power of attorney to manage operating account, under which Cakrawala grants to the Company a power of attorney to exercise all rights for and on behalf of Cakrawala over its banks accounts, including depositing money into or withdrawing money from such accounts, while our loan to Cakrawala remains outstanding;

•
Assignment of rights to dividends agreements, under which the shareholders of Cakrawala and PT Innoform assign to the Company and to Linktone International, respectively, all of their rights to any dividends paid by Cakrawala and PT Innoform;

•	Technical assistance agreement, under which Noveltech agrees to provide PT Innoform with technical assistance for its operational activities in return for a monthly technical assistance fee; and

The Company’s relationships with Cakrawala and PT Innoform are structured as loan agreements due to Indonesian law’s prohibition on companies or individuals from entering into a nominee arrangement with another individual or entity.  Despite the lack of a nominee arrangement, the Company believes that these contractual arrangements meet the criteria for consolidation under ASC 810-10 as the Company is the primary beneficiary of Cakrawala and PT Innform, because it has power to direct the activities of Cakrawala and PT Innform that most significantly impact these entities’ economic performance and to receive substantially all of the economic benefits of Cakrawala and PT Innoform.  The Company also believes that it will absorb all of Cakrawala’s and PT Innoform’s expected losses and receive a majority of these entities’ expected residual returns through the arrangements and agreements that are in place.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company, through its direct ownership  of the WFOEs and its subsidiaries, and the VIEs through  the aforementioned agreements, whereby the equity holders of the  VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Company, which gives the Company the power  to direct the activities that most significantly impact the VIEs’  economic performance. In addition,  through the other aforementioned  agreements,  the  Company  demonstrates  its  ability  and  intention  to  continue  to  exercise  the  ability  to  absorb substantially all of the profits and all of the expected losses of the VIEs. Based on these contractual  arrangements, the Company consolidates these VIEs as required by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) subtopic 810-10, “Consolidation: Overall,” because the Company holds all of the variable interests of these VIEs and is the primary beneficiary of the VIEs.

The ownership structure of the Company and the contractual arrangements with the VIEs in PRC and Indonesia are in compliance with applicable laws and are legally valid, binding, and enforceable. However, uncertainties in the PRC and Indonesian legal systems could limit the Company’s ability, through its direct ownership of the WFOEs, to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the above aforementioned agreements.

In addition, if the current structure or if any of the contractual arrangements were found to be in violation of any existing or future PRC or Indonesian laws, as applicable, the Group may be subject to penalties, which may include, but not limited to, the cancellation or revocation of the Group’s business and operating licenses, or discontinuance of the Group’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Group’s operations. In such case, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs.

As of December 31, 2011 and 2012, the carrying amount of the aggregate total assets and total liabilities of the VIEs is as follows (in millions of U.S. dollars):

	2011	2012
	$	$
PRC
Total assets	48.1	52.3
Total liabilities	7.9	7.9

Indonesia
Total assets	16.5	16.5
Total liabilities	0.3	0.1

Creditors of the VIEs have no recourse to the general credit of the Company, which is the primary beneficiary.